UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2018 (Unaudited)

Deutsche World Dividend Fund

	Shares	Value ($)
Common Stocks 86.4%
Canada 11.6%
Cameco Corp. (a)	734,747	6,762,062
Fairfax Financial Holdings Ltd.	31,784	16,718,900
Wheaton Precious Metals Corp.	277,371	5,988,440
(Cost $26,429,203)		29,469,402
France 5.0%
Bollore SA	1,148,816	6,675,141
Sanofi	67,885	5,994,178
(Cost $11,226,353)		12,669,319
Hong Kong 4.3%
Jardine Matheson Holdings Ltd. (Cost $9,234,909)	170,526	10,824,990
Italy 3.1%
Telecom Italia SpA (RSP) (Cost $7,294,074)	10,221,501	7,812,273
Japan 4.9%
BML, Inc.	343,200	9,255,114
NTT DoCoMo, Inc.	125,929	3,119,676
(Cost $9,687,800)		12,374,790
Korea 2.4%
Kia Motors Corp. (Cost $5,786,747)	186,653	6,056,587
Netherlands 6.3%
EXOR NV	123,512	9,541,206
Heineken Holding NV	61,397	6,517,445
(Cost $14,469,761)		16,058,651
Switzerland 11.7%
Cie Financiere Richemont SA (Registered)	65,646	6,299,759
Nestle SA (Registered)	97,893	8,458,292
Novartis AG (Registered)	95,882	8,673,934
Roche Holding AG (Genusschein)	24,500	6,039,780
(Cost $25,506,451)		29,471,765
United Kingdom 13.0%
BAE Systems PLC	644,557	5,436,133
British American Tobacco PLC	148,439	10,156,575
CNH Industrial NV	797,720	11,726,484
Unilever NV (CVA)	94,345	5,464,301
(Cost $21,778,642)		32,783,493
United States 24.1%
AmerisourceBergen Corp.	108,932	10,857,252
Apache Corp.	120,901	5,424,828
Icahn Enterprises LP (a)	105,994	6,216,548
Leucadia National Corp.	338,167	9,154,181
National Oilwell Varco, Inc.	307,617	11,283,392
Oracle Corp.	158,870	8,196,103
QUALCOMM, Inc.	65,248	4,453,176
Tapestry, Inc.	111,166	5,229,249
(Cost $59,406,194)		60,814,729
Total Common Stocks (Cost $190,820,134)		218,335,999
Securities Lending Collateral 3.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (b) (c) (Cost $7,657,650)	7,657,650	7,657,650
Cash Equivalents 12.4%
Deutsche Central Cash Management Government Fund, 1.34% (b) (Cost $31,372,694)	31,372,694	31,372,694
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $229,850,478)	101.8	257,366,343
Other Assets and Liabilities, Net	(1.8)	(4,589,394)
Net Assets	100.0	252,776,949

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $7,545,211, which is 3.0% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
RSP: Risparmio (Convertible Savings Shares)
At January 31, 2018 the Deutsche World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Industrials	40,879,296	19%
Health Care	40,820,258	18%
Financials	35,414,287	16%
Consumer Staples	30,596,613	14%
Energy	23,470,282	11%
Consumer Discretionary	17,585,595	8%
Information Technology	12,649,279	6%
Telecommunication Services	10,931,949	5%
Materials	5,988,440	3%
Total	218,335,999	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$29,469,402	$—	$—	$29,469,402
France	12,669,319	—	—	12,669,319
Hong Kong	10,824,990	—	—	10,824,990
Italy	7,812,273	—	—	7,812,273
Japan	12,374,790	—	—	12,374,790
Korea	6,056,587	—	—	6,056,587
Netherlands	16,058,651	—	—	16,058,651
Switzerland	29,471,765	—	—	29,471,765
United Kingdom	32,783,493	—	—	32,783,493
United States	60,814,729	—	—	60,814,729
Short-Term Investments (d)	39,030,344	—	—	39,030,344
Total	$257,366,343	$—	$—	$257,366,343

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche World Dividend Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018